Expense Example - FidelityFoundersFund-RetailPRO - FidelityFoundersFund-RetailPRO - Fidelity Founders Fund - Fidelity Founders Fund	Jun. 29, 2023 USD ($)
Expense Example:
1 year	$ 92
3 years	301
5 years	531
10 years	$ 1,192